FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Derivative financial instruments for debt protection (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Asset	R$ 2,236,755	R$ 373,606
Liability	1,177,935	657,514
Net financial result	(1,566,482)	(908,381)
Bonds
Disclosure of detailed information about financial instruments
Asset	2,152,316
Liability	1,177,935	657,514
Long term commitments
Disclosure of detailed information about financial instruments
Asset	84,439
Swap - US$ vs CDI - Maturity 01/08/2025
Disclosure of detailed information about financial instruments
Net financial result	109,356
Swap - US$ vs CDI - Maturity 01/08/2025 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	493,000
Asset	118,733
Swap - US$ vs CDI - Maturity 02/04/2025
Disclosure of detailed information about financial instruments
Net financial result	560,392	(275,755)
Swap - US$ vs CDI - Maturity 02/04/2025 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	2,535,300
Asset	500,998
Liability		220,165
Swap - US$ vs CDI - Maturity 08/29/2025
Disclosure of detailed information about financial instruments
Net financial result	52,930	(8,610)
Swap - US$ vs CDI - Maturity 08/29/2025 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	219,150
Asset	54,290
Liability		8,611
Swap - US$ vs CDI - Maturity 12/9/2025
Disclosure of detailed information about financial instruments
Net financial result	13,170
Swap - US$ vs CDI - Maturity 12/9/2025 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	500,000
Asset	13,170
Swap - EUR vs CDI - Maturity 12/23/2025
Disclosure of detailed information about financial instruments
Net financial result	5,245
Swap - EUR vs CDI - Maturity 12/23/2025 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	500,000
Asset	5,245
Swap - US$ vs CDI - Maturity 18/06/2025
Disclosure of detailed information about financial instruments
Net financial result	68,485
Swap - US$ vs CDI - Maturity 06/20/2029
Disclosure of detailed information about financial instruments
Net financial result	41,141	(6,373)
Swap - US$ vs CDI - Maturity 06/20/2029 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	232,873
Asset	47,415
Liability	7,603	3,601
Swap - US$ vs CDI - Maturity 02/04/2030
Disclosure of detailed information about financial instruments
Net financial result	634,410	(512,050)
Swap - US$ vs CDI - Maturity 02/04/2030 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	3,782,873
Asset	715,544
Liability	235,194	425,137
Swap - IPCA vs CDI - Maturity 09/15/2034
Disclosure of detailed information about financial instruments
Net financial result	(89,867)
Swap - IPCA vs CDI - Maturity 09/15/2034 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	1,630,000
Liability	89,867
Swap - US$ vs CDI - Maturity 12/04/2034
Disclosure of detailed information about financial instruments
Net financial result	81,392
Swap - US$ vs CDI - Maturity 12/04/2034 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	2,378,400
Asset	266,397
Liability	185,005
Swap - US$ vs CDI - Maturity 01/11/2035
Disclosure of detailed information about financial instruments
Net financial result	(28,606)
Swap - US$ vs CDI - Maturity 01/11/2035 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	4,229,025
Asset	287,736
Liability	316,342
Swap - IPCA vs CDI - Maturity 06/15/2031
Disclosure of detailed information about financial instruments
Net financial result	(296,800)
Swap - IPCA vs CDI - Maturity 06/15/2031 | Bonds
Disclosure of detailed information about financial instruments
Notional amount	4,900,000
Asset	142,788
Liability	343,924
NDF - US$ - Maturity 04/30/2025 | Long term commitments
Disclosure of detailed information about financial instruments
Notional amount	67,113
Asset	224
NDF - US$ and primary aluminum- Maturity 12/02/2025 | Long term commitments
Disclosure of detailed information about financial instruments
Notional amount	1,342
Asset	274
NDF - US$ and primary aluminum- Maturity 08/03/2026 | Long term commitments
Disclosure of detailed information about financial instruments
Notional amount	156,583
Asset	30,129
NDF - US$ and primary aluminum- Maturity 09/01/2026 | Long term commitments
Disclosure of detailed information about financial instruments
Notional amount	60,175
Asset	11,780
NDF - US$ and primary aluminum- Maturity 09/02/2026 | Long term commitments
Disclosure of detailed information about financial instruments
Notional amount	210,668
Asset	42,032
Bonds - Maturity 02/04/2025
Disclosure of detailed information about financial instruments
Net financial result	(765,876)	49,395
Bonds - Maturity 02/04/2030
Disclosure of detailed information about financial instruments
Net financial result	(1,068,243)	(129,796)
Bonds - Maturity 01/11/2035
Disclosure of detailed information about financial instruments
Net financial result	(95,074)
Credit agreement - Maturity 01/08/2025
Disclosure of detailed information about financial instruments
Net financial result	(165,382)
Credit agreement - Maturity 08/29/2025
Disclosure of detailed information about financial instruments
Net financial result	(68,059)	(15,503)
Credit agreement - Maturity 12/09/2025
Disclosure of detailed information about financial instruments
Net financial result	(17,497)
Credit agreement - Maturity 06/18/2026
Disclosure of detailed information about financial instruments
Net financial result	(257,569)
CGT ESUL EURO - Maturity 12/23/2025
Disclosure of detailed information about financial instruments
Net financial result	(7,838)
KFW - Maturity 06/20/2029
Disclosure of detailed information about financial instruments
Net financial result	(59,203)	R$ (9,689)
Debentures - Maturity 06/15/2031
Disclosure of detailed information about financial instruments
Net financial result	(53,596)
Debentures - Maturity 09/15/2034
Disclosure of detailed information about financial instruments
Net financial result	46,824
SPA (SACE) - Maturity 09/15/2034
Disclosure of detailed information about financial instruments
Net financial result	R$ (206,217)